UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4892
                                   ----------

                           TEMPLETON GROWTH FUND, INC.
                         ------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/29/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS




                                                               FEBRUARY 29, 2004

[GRAPHIC OMITTED]

SEMIANNUAL REPORT AND SHAREHOLDER LETTER                 GLOBAL

                 TEMPLETON GROWTH FUND, INC.       WANT TO RECEIVE
                                                   THIS DOCUMENT
                                                   FASTER VIA EMAIL?

                                                   Eligible shareholders can
                                                   sign up for eDelivery at
                                                   franklintempleton.com.
                                                   see inside for details.


                               [GRAPHIC OMITTED]

                                 [LOGO OMITTED]
                             FRANKLIN(R)TEMPLETON(R)
                                  INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series
PAGE

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.


SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.


TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.


RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

PAGE

                               Contents


SHAREHOLDER LETTER ...............................  1

SEMIANNUAL REPORT

Templeton Growth Fund, Inc. ......................  3

Performance Summary ..............................  7

Financial Highlights and
Statement of Investments ......................... 10

Financial Statements ............................. 20

Notes to Financial Statements .................... 24

Proxy Voting Policies and Procedures ............. 30


Semiannual Report

Templeton Growth Fund, Inc.

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Growth Fund seeks long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located anywhere in the world, including emerging markets.


We are pleased to bring you Templeton Growth Fund's semiannual report for the period ended February 29, 2004.


PERFORMANCE OVERVIEW

For the six months under review, Templeton Growth Fund - Class A posted a 19.45% cumulative total return, as shown in the Performance Summary beginning on page
7. The Fund outperformed its benchmark, the Morgan Stanley Capital International
(MSCI) World Index, which posted an 18.97% total return for the same period. 1 In line with our long-term investment strategy, we are pleased with our long-term results. For the 10-year period ended February 29, 2004, Templeton Growth Fund - Class A delivered a 169.28% cumulative total return, as shown in the Performance Summary, compared with the MSCI World Index's 103.96% cumulative total return for the same period. 1


ECONOMIC AND MARKET OVERVIEW

The global economy continued to improve during the six-month period ended February 29, 2004. This was the main contributor to strong total returns for most local stock market indexes. The MSCI World Index returned 18.97% and the MSCI Europe Australasia Far East (EAFE) Index returned 25.30% for the period under review. 2

Economic growth was partially reflected in a synchronized global recovery in corporate profitability. As of the end of 2003, corporate profits in the U.S. and the


1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. Past performance does not guarantee future results.
2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI World Index. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                                                           Semiannual Report | 3
PAGE

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/29/04

Europe                                        47.5%
North America                                 24.3%
Asia                                          15.1%
Australia & New Zealand                        1.1%
Latin America                                  0.9%
Middle East & Africa                           0.6%
Short-Term Investments & Other Net Assets     10.5%


U.K. reached new highs, up 82% and 29% from their recession lows in 2001. 3 Corporate profits in Japan and Canada were still below their recent highs; however, they increased 32% and 47% from their respective recession low points in 2001. 3

A theme that was still unfolding in the global economy was China's role as a main driver in the current recovery. In 2003, 80% of the world's export growth resulted from greater demand in China. While Japan's exports to China grew 27% compared with the previous year, U.S. exports grew 54%. 3 As China continued to industrialize and build its infrastructure (roads, bridges and energy generation), global demand for commodities intensified, leading to higher prices of those commodities. In 2003, prices for aluminum contracts rose 19% over the previous year, silver 24%, zinc 33%, and copper 50%. 4

Historically, surges in commodity prices have generally coincided with labor shortages and wage inflation, leading to overall inflation and monetary tightening. However, the current abundant labor supply in the U.S., China and India, and China's ability to provide low-cost products to many large economies, have resulted in less inflationary pressure.

In the currency market, the U.S. dollar appreciated versus the euro in the first two months of 2004. This was a reversal of the trend toward a lower dollar over the past several months. In 2003, the dollar declined 17% in value versus the euro. 5 In the short term, a lower dollar boosts total returns generated in currencies that have appreciated versus the dollar; however, it makes U.S. operations of foreign-based companies appear less profitable and eventually increases the cost of U.S. imports.


INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon.


3. Source: ISI Group.
4. Sources: Reuters, Commodity Research Bureau Index; London Metal Exchange.
5. Source: European Central Bank.


4 |  Semiannual Report

PAGE

MANAGER'S DISCUSSION

During the six months under review, a marked increase in mergers and acquisitions benefited the Fund through its AT&T Wireless Services and Aventis holdings. The Fund purchased AT&T Wireless in 2002 at an average cost per share of $6.50. At that time, there was widespread skepticism regarding the company's outlook due to intense competition in the U.S. wireless industry and uncertainties associated with the rollout of its Global System for Mobile Communications network. Our analysis indicated that the market was overly focused on short-term risks and undervalued the company's long-term growth potential. In February 2004, Cingular, another wireless provider, agreed to buy AT&T Wireless for $41 billion, or $15 per share.

In January 2004, French pharmaceuticals company Aventis was the subject of a hostile $57 billion bid from its competitor Sanofi-Synthelabo. As of period-end, Aventis' share price rose, but the company was still resisting the offer, which its management believed undervalued the company. The pharmaceuticals industry could face several near-term challenges from key drug patent expirations, increased generic competition and general pricing pressure. Consequently, the industry lagged the global equity market recovery. Seeking to take advantage of this trend, the Fund steadily increased its exposure to pharmaceuticals during the reporting period as we purchased new securities of U.S.-based AmeriSourceBergen and Switzerland-based Novartis, and increased the Fund's holding in U.K.-based GlaxoSmithKline.

In the media industry, the Fund realized profits on a portion of its Reuters Group holding, following the information services provider's strong performance from its 2003 lows in March. Advertising agency WPP Group also performed well, and we sold it by period-end. During the six-month period, we initiated holdings in European publishing companies Pearson, Reed Elsevier Group and Wolters Kluwer. Pearson is one of the world's largest educational and consumer publishers. Reed Elsevier dominates the scientific and medical publishing market and is a leader in the legal and educational publishing markets. Dutch company Wolters Kluwer, which publishes legal and scientific information, announced a restructuring under a new chief executive officer to address its recent poor performance. These three media stocks had underperformed Reuters and WPP by a wide margin, and presented the Fund with the opportunity to switch from stocks where growth expectations in the market were high to those where expectations were much lower but where we saw value.


TOP 10 COUNTRIES
Based on Equity Securities
2/29/04

------------------------------------------------------------
                                                  % OF TOTAL
                                                  NET ASSETS
------------------------------------------------------------
U.K.                                                   19.8%
------------------------------------------------------------
U.S.                                                   19.5%
------------------------------------------------------------
Switzerland                                             5.9%
------------------------------------------------------------
Japan                                                   5.8%
------------------------------------------------------------
Netherlands                                             4.5%
------------------------------------------------------------
Hong Kong                                               4.4%
------------------------------------------------------------
South Korea                                             4.0%
------------------------------------------------------------
Germany                                                 3.7%
------------------------------------------------------------
France                                                  3.0%
------------------------------------------------------------
Canada                                                  2.8%
------------------------------------------------------------



TOP 10 EQUITY HOLDINGS
2/29/04

------------------------------------------------------------
COMPANY                                           % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                          NET ASSETS
------------------------------------------------------------
Shell Transport & Trading Co. PLC                       1.9%
 OIL & GAS, U.K.
------------------------------------------------------------
AT&T Wireless Services Inc.                             1.8%
 WIRELESS TELECOMMUNICATION SERVICES, U.S.
------------------------------------------------------------
BP PLC                                                  1.8%
 OIL & GAS, U.K.
------------------------------------------------------------
Aventis SA                                              1.8%
 PHARMACEUTICALS, FRANCE
------------------------------------------------------------
E.ON AG                                                 1.7%
 ELECTRIC UTILITIES, GERMANY
------------------------------------------------------------
GlaxoSmithKline PLC                                     1.7%
 PHARMACEUTICALS, U.K.
------------------------------------------------------------
Bristol-Myers Squibb Co.                                1.6%
 PHARMACEUTICALS, U.S.
------------------------------------------------------------
Nestle SA                                               1.6%
 FOOD PRODUCTS, SWITZERLAND
------------------------------------------------------------
Cheung Kong Holdings Ltd.                               1.5%
 REAL ESTATE, HONG KONG
------------------------------------------------------------
Eni SpA                                                 1.5%
 OIL & GAS, ITALY
------------------------------------------------------------

                                                           Semiannual Report | 5
PAGE

Despite prolonged oil price strength since the conclusion of major military action in Iraq, the oil and gas industry performed poorly for much of 2003. Shell Transport & Trading hindered relative Fund performance as the company suffered from revelations that it overstated oil reserves by as much as 20%. We sought to take advantage of periodic weakness in Shell's share price to increase our holdings in this stock, which we believed was undervalued relative to the market and its long-term potential. The Fund also increased its exposure to U.K.-based BP, a major integrated oil company, which recently made meaningful investments in the Russian oil sector.

Technology outsourcing company Electronic Data Systems (EDS) and German automaker Volkswagen were two holdings that delivered negative returns during the six-month period. EDS earnings forecasts were downgraded on several occasions as the company faced increasing competition from overseas for outsourcing contracts and struggled with the completion of its largest contract with the U.S. Navy. The company was restructuring its operations under new management. Volkswagen underperformed due to the poor reception for a number of its new model launches and concerns that the euro's strength would hurt sales and margins. Although the company enjoyed strong growth in China, where it is the largest foreign manufacturer, it faced a tough environment in Germany, where new auto sales have fallen. In both cases, we continued to hold the stocks because we believe they are undervalued relative to their longer-term recovery potential.

As of period-end, the Fund had a 10.5% holding in short-term investments and other net assets. Given the rise in global equity markets during the period, this was a drag on the Fund's performance.

Thank you for your continued participation in Templeton Growth Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]

/s/ MURDO MURCHISON, CFA

Murdo Murchison, CFA
Portfolio Manager
Templeton Growth Fund, Inc.


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Semiannual Report

PAGE

Performance Summary as of 2/29/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION

================================================================================
CLASS A                                            CHANGE    2/29/04    8/31/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)*                             +$3.09     $21.63     $18.54
--------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------
Dividend Income                       $0.4523
================================================================================
CLASS B                                            CHANGE    2/29/04    8/31/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$3.07     $21.31     $18.24
--------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------
Dividend Income                       $0.3477
================================================================================
CLASS C                                            CHANGE    2/29/04    8/31/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$3.08     $21.23     $18.15
--------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------
Dividend Income                       $0.3323
================================================================================
CLASS R                                            CHANGE    2/29/04    8/31/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$3.08     $21.52     $18.44
--------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------
Dividend Income                       $0.4261
================================================================================
ADVISOR CLASS                                      CHANGE    2/29/04    8/31/03
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$3.08     $21.65     $18.57
--------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------
Dividend Income                       $0.4954
--------------------------------------------------------------------------------

*NAV does not agree to NAV disclosed in the accompanying Financial Statements due to financial statement adjusting entries posted as of period-end.

     Semiannual Report | Past performance does not guarantee future results. | 7

PAGE

Performance Summary (CONTINUED)

PERFORMANCE

==============================================================================================================
CLASS A                                   6-MONTH          1-YEAR            5-YEAR            10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  19.45%          46.86%            70.41%            169.28%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              12.59%          38.41%             9.94%              9.76%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3             $11,259         $13,841           $16,065            $25,374
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/04) 4                         39.44%             8.13%             10.02%
==============================================================================================================
CLASS B                                   6-MONTH          1-YEAR            5-YEAR        INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  19.01%          45.78%            64.06%             61.56%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              15.01%          41.78%            10.14%              9.61%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3             $11,501         $14,178           $16,206            $16,056
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/04) 4                         42.91%             8.31%              9.11%
==============================================================================================================
CLASS C                                   6-MONTH          1-YEAR            5-YEAR        INCEPTION (5/1/95)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  19.06%          45.81%            64.15%            138.79%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              18.06%          44.81%            10.42%             10.36%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3             $11,806         $14,481           $16,415            $23,879
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/04) 4                         45.95%             8.61%             10.05%
==============================================================================================================
CLASS R                                                   6-MONTH            1-YEAR        INCEPTION (1/1/02)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                  19.34%            46.51%             24.73%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                              18.34%            45.51%             10.79%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                             $11,834           $14,551            $12,473
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/04) 4                                           46.71%              9.60%
==============================================================================================================
ADVISOR CLASS 5                           6-MONTH          1-YEAR            5-YEAR            10-YEAR
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  19.63%          47.22%            72.66%            176.67%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              19.63%          47.22%            11.54%             10.71%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3             $11,963         $14,722           $17,266            $27,667
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/04) 4                         48.32%             9.71%             10.97%
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 |  Past performance does not guarantee future results.  |  Semiannual Report

PAGE

Performance Summary (CONTINUED)


ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A:          Subject to the current, maximum 5.75% initial sales charge.
                  Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    No initial sales charge or Rule 12b-1 fees; shares are
                  available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 95.46% and 9.81%.


     Semiannual Report | Past performance does not guarantee future results. | 9

PAGE

Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS

                                       ========================================================================================
                                       SIX MONTHS ENDED
                                       FEBRUARY 29, 2004                          YEAR ENDED AUGUST 31,
CLASS A                                   (UNAUDITED)         2003           2002          2001          2000          1999
                                       ========================================================================================
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .         $18.54        $17.10         $18.11        $19.67        $19.56         $16.78
                                       ----------------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a .............            .06           .34            .33           .39           .35            .46

 Net realized and unrealized
 gains (losses) ......................           3.49          1.46           (.88)         (.16)          .99           4.76
                                       ----------------------------------------------------------------------------------------
Total from investment operations .....           3.55          1.80           (.55)          .23          1.34           5.22
                                       ----------------------------------------------------------------------------------------
Less distributions from:

 Net investment income ...............           (.45)         (.36)          (.40)         (.37)         (.54)          (.41)

 Net realized gains ..................             --            --           (.06)        (1.42)         (.69)         (2.03)
                                       ----------------------------------------------------------------------------------------
Total distributions ..................           (.45)         (.36)          (.46)        (1.79)        (1.23)         (2.44)
                                       ----------------------------------------------------------------------------------------
Redemption fees ......................             -- c          -- c           --            --            --             --
                                       ----------------------------------------------------------------------------------------
Net asset value, end of period .......         $21.64        $18.54         $17.10        $18.11        $19.67         $19.56
                                       ========================================================================================

Total return b .......................         19.45%        10.90%        (3.01)%         1.62%         7.58%         34.72%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....    $16,051,779   $13,021,261    $11,689,389   $12,092,917   $13,191,493    $13,368,945

Ratios to average net assets:

 Expenses ............................          1.11% d       1.13%          1.10%         1.15%         1.11%          1.12%

 Net investment income ...............           .58% d       2.05%          1.85%         2.11%         1.83%          2.60%

Portfolio turnover rate ..............         12.18%        32.12%         55.63%        24.29%        50.57%         32.01%

a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d Annualized.


10 |  Semiannual Report

PAGE

Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                       ========================================================================================
                                       SIX MONTHS ENDED
                                       FEBRUARY 29, 2004                          YEAR ENDED AUGUST 31,
CLASS B                                   (UNAUDITED)         2003           2002          2001          2000            1999 d
                                       ========================================================================================
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .         $18.24        $16.85         $17.87        $19.45        $19.46         $16.37
                                       ----------------------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ......           (.02)          .22            .20           .25           .22            .24

 Net realized and unrealized
  gains (losses) .....................           3.44          1.43           (.87)         (.16)          .97           2.85
                                       ----------------------------------------------------------------------------------------
Total from investment operations .....           3.42          1.65           (.67)          .09          1.19           3.09
                                       ----------------------------------------------------------------------------------------
Less distributions from:

 Net investment income ...............           (.35)         (.26)          (.29)         (.25)         (.51)            --

 Net realized gains ..................             --            --           (.06)        (1.42)         (.69)            --
                                       ----------------------------------------------------------------------------------------
Total distributions ..................           (.35)         (.26)          (.35)        (1.67)        (1.20)            --
                                       ----------------------------------------------------------------------------------------
Redemption fees ......................             -- c          -- c           --            --            --             --
                                       ----------------------------------------------------------------------------------------
Net asset value, end of period .......         $21.31        $18.24         $16.85        $17.87        $19.45         $19.46
                                       ========================================================================================

Total return b .......................         19.01%        10.08%        (3.74)%          .91%         6.81%         18.88%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....       $402,824      $278,340       $166,015       $93,301       $69,297        $27,573

Ratios to average net assets:

 Expenses ............................          1.86% e       1.88%          1.85%         1.89%         1.86%          1.88% d

 Net investment income (loss) ........         (.17)% e       1.30%          1.10%         1.40%         1.16%          1.91% d

Portfolio turnover rate ..............         12.18%        32.12%         55.63%        24.29%        50.57%         32.01%

a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d For the period January 1, 1999 (effective date) to August 31, 1999.
e Annualized.

                                                          Semiannual Report | 11
PAGE

Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                       ========================================================================================
                                       SIX MONTHS ENDED
                                       FEBRUARY 29, 2004                          YEAR ENDED AUGUST 31,
CLASS C                                   (UNAUDITED)         2003           2002          2001          2000          1999
                                       ========================================================================================

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .         $18.15        $16.74         $17.73        $19.28        $19.15         $16.49
                                       ----------------------------------------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ......           (.02)          .21            .20           .25           .20            .32

 Net realized and unrealized
  gains (losses) .....................           3.43          1.44           (.86)         (.16)          .98           4.68
                                       ----------------------------------------------------------------------------------------
Total from investment operations .....           3.41          1.65           (.66)          .09          1.18           5.00
                                       ----------------------------------------------------------------------------------------
Less distributions from:

 Net investment income ...............           (.33)         (.24)          (.27)         (.22)         (.36)          (.31)

 Net realized gains ..................             --            --           (.06)        (1.42)         (.69)         (2.03)
                                       ----------------------------------------------------------------------------------------
Total distributions ..................           (.33)         (.24)          (.33)        (1.64)        (1.05)         (2.34)
                                       ----------------------------------------------------------------------------------------
Redemption fees ......................             -- c          -- c           --            --            --             --
                                       ----------------------------------------------------------------------------------------
Net asset value, end of period .......         $21.23        $18.15         $16.74        $17.73        $19.28         $19.15
                                       ========================================================================================

Total return b .......................         19.06%        10.08%        (3.73)%          .90%         6.79%         33.77%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....     $1,380,978    $1,064,405       $897,064      $906,390      $995,687     $1,021,159

Ratios to average net assets:

 Expenses ............................          1.86% d       1.88%          1.84%         1.89%         1.85%          1.86%

 Net investment income (loss) ........         (.17)% d       1.30%          1.11%         1.37%         1.08%          1.84%

Portfolio turnover rate ..............         12.18%        32.12%         55.63%        24.29%        50.57%         32.01%

a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d Annualized.


12 |  Semiannual Report

PAGE

Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                          ==============================================================
                                                          SIX MONTHS ENDED
                                                          FEBRUARY 29, 2004       YEAR ENDED             PERIOD ENDED
CLASS R                                                     (UNAUDITED)         AUGUST 31, 2003        AUGUST 31, 2002 d
                                                          ==============================================================
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...................       $18.44                $17.07                 $18.06
                                                          --------------------------------------------------------------
Income from investment operations:

 Net investment income a ...............................          .03                   .32                    .32

 Net realized and unrealized gains (losses) ............         3.48                  1.42                  (1.31)
                                                          --------------------------------------------------------------
Total from investment operations .......................         3.51                  1.74                   (.99)
                                                          --------------------------------------------------------------
Less distributions from net investment income ..........         (.43)                 (.37)                    --
                                                          --------------------------------------------------------------
Redemption fees ........................................           --  c                 -- c                   --
                                                          --------------------------------------------------------------
Net asset value, end of period .........................       $21.52                $18.44                 $17.07
                                                          --------------------------------------------------------------

Total return b .........................................       19.34%                10.58%                (5.48)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......................      $45,029               $28,584                 $5,394

Ratios to average net assets:

 Expenses ..............................................        1.36% e               1.39%                  1.35% e

 Net investment income .................................         .33% e               1.79%                  1.60% e

Portfolio turnover rate ................................       12.18%                32.12%                 55.63%

a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d For the period January 2, 2002 (effective date) to August 31, 2002.
e Annualized.

                                                          Semiannual Report | 13
PAGE

Templeton Growth Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                       ========================================================================================
                                       SIX MONTHS ENDED
                                       FEBRUARY 29, 2004                          YEAR ENDED AUGUST 31,
ADVISOR CLASS                             (UNAUDITED)         2003           2002          2001          2000          1999
                                       ========================================================================================
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period .         $18.57        $17.13         $18.15        $19.71        $19.61         $16.80
                                       ----------------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a .............            .08           .38            .37           .43           .40            .51

 Net realized and unrealized
  gains (losses) .....................           3.50          1.46           (.88)         (.15)          .99           4.77
                                       ----------------------------------------------------------------------------------------
Total from investment operations .....           3.58          1.84           (.51)          .28          1.39           5.28
                                       ----------------------------------------------------------------------------------------
Less distributions from:

 Net investment income ...............           (.50)         (.40)          (.45)         (.42)         (.60)          (.44)

 Net realized gains ..................             --            --           (.06)        (1.42)         (.69)         (2.03)
                                       ----------------------------------------------------------------------------------------
Total distributions ..................           (.50)         (.40)          (.51)        (1.84)        (1.29)         (2.47)
                                       ----------------------------------------------------------------------------------------
Redemption fees ......................             -- c          -- c           --            --            --             --
                                       ----------------------------------------------------------------------------------------
Net asset value, end of period .......         $21.65        $18.57         $17.13        $18.15        $19.71         $19.61
                                       ========================================================================================

Total return b .......................         19.63%        11.19%        (2.80)%         1.90%         7.87%         35.16%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....       $482,982      $137,776        $98,999       $84,975      $118,679        $50,751

Ratios to average net assets:

 Expenses ............................           .86% d        .88%           .85%          .90%          .86%           .87%

 Net investment income ...............           .83% d       2.30%          2.10%         2.36%         2.10%          2.85%

Portfolio turnover rate ..............         12.18%        32.12%         55.63%        24.29%        50.57%         32.01%

a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d Annualized.


14 |  See notes to financial statements.  |  Semiannual Report

PAGE

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED)


================================================================================================================================
                                                           INDUSTRY                              SHARES              VALUE
================================================================================================================================
   COMMON STOCKS 85.1%
   BERMUDA 1.9%
   Ace Ltd. ............................                  Insurance                             4,000,000       $   179,840,000
   XL Capital Ltd., A ..................                  Insurance                             2,300,100           176,325,666
                                                                                                                ----------------
                                                                                                                    356,165,666
                                                                                                                ----------------
   CANADA 2.8%
   Barrick Gold Corp. ..................               Metals & Mining                         10,000,000           202,943,916
   BCE Inc. ............................   Diversified Telecommunication Services               8,668,171           189,223,573
   TransCanada Corp. ...................                Gas Utilities                           6,000,000           123,912,801
                                                                                                                ----------------
                                                                                                                    516,080,290
                                                                                                                ----------------
   DENMARK 1.3%
   TDC AS ..............................   Diversified Telecommunication Services               6,000,000           241,596,639
                                                                                                                ----------------
   FINLAND 1.8%
   Stora Enso OYJ, R (EUR/FIM Traded) ..           Paper & Forest Products                     13,180,242           175,064,035
   UPM-Kymmene Corp. ...................           Paper & Forest Products                      8,000,000           157,548,799
                                                                                                                ----------------
                                                                                                                    332,612,834
                                                                                                                ----------------
   FRANCE 3.0%
   Accor SA ............................        Hotels Restaurants & Leisure                    2,714,650           119,098,805
   Aventis SA ..........................               Pharmaceuticals                          4,300,000           329,112,980
   Michelin SA, B ......................               Auto Components                          2,100,017           101,239,591
                                                                                                                ----------------
                                                                                                                    549,451,376
                                                                                                                ----------------
   GERMANY 2.9%
   Bayer AG, Br. .......................                  Chemicals                             7,500,000           212,467,229
   E.ON AG .............................             Electric Utilities                         4,750,000           320,766,497
                                                                                                                ----------------
                                                                                                                    533,233,726
                                                                                                                ----------------
   HONG KONG 4.4%
   Cheung Kong Holdings Ltd. ...........                 Real Estate                           29,060,800           277,210,429
   China Mobile (Hong Kong) Ltd., fgn. .     Wireless Telecommunication Services               43,000,000           152,193,323
   Hong Kong Electric Holdings Ltd. ....             Electric Utilities                        42,000,000           180,219,300
   Shangri-La Asia Ltd. ................        Hotels Restaurants & Leisure                   44,728,584            41,948,221
   Swire Pacific Ltd., A ...............       Diversified Financial Services                  13,544,000            94,830,707
   Swire Pacific Ltd., B ...............       Diversified Financial Services                  54,837,000            63,756,991
                                                                                                                ----------------
                                                                                                                    810,158,971
                                                                                                                ----------------
   ISRAEL .6%
a  Check Point Software
    Technologies Ltd. ..................                  Software                              4,973,100           114,480,762
                                                                                                                ----------------
   ITALY 1.5%
   Eni SpA .............................                  Oil & Gas                            14,000,000           274,318,800
                                                                                                                ----------------
   JAPAN 5.8%
   Hitachi Ltd. ........................     Electronic Equipment & Instruments                31,000,000           202,297,273
   Nintendo Co. Ltd. ...................                  Software                              2,200,000           211,422,295
   Nippon Telegraph & Telephone Corp. ..   Diversified Telecommunication Services                  50,000           231,557,752
   Nomura Holdings Inc. ................               Capital Markets                         14,553,167           231,097,792
   Sony Corp. ..........................             Household Durables                         4,400,000           179,608,274
                                                                                                                ----------------
                                                                                                                  1,055,983,386
                                                                                                                ----------------

                                                          Semiannual Report | 15
PAGE

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


================================================================================================================================
                                                           INDUSTRY                              SHARES              VALUE
================================================================================================================================
   COMMON STOCKS (CONT.)
   MEXICO .8%
   Telefonos de Mexico SA de CV
    (Telmex), L, ADR ...................   Diversified Telecommunication Services               4,500,000       $   152,865,000
                                                                                                                ----------------
   NETHERLANDS 4.5%
   Akzo Nobel NV .......................                  Chemicals                             6,000,000           231,030,155
   Koninklijke Philips
    Electronics NV .....................             Household Durables                         2,000,000            60,758,173
   Reed Elsevier NV ....................                    Media                              13,500,000           185,181,964
   Unilever NV .........................                Food Products                           3,300,000           239,249,283
   Wolters Kluwer NV ...................                    Media                               5,794,411           103,457,483
                                                                                                                ----------------
                                                                                                                    819,677,058
                                                                                                                ----------------
   SINGAPORE .9%
   DBS Group Holdings Ltd. .............              Commercial Banks                          4,163,000            35,950,125
   Singapore Airlines Ltd. .............                  Airlines                             19,999,770           136,288,637
                                                                                                                ----------------
                                                                                                                    172,238,762
                                                                                                                ----------------
   SOUTH KOREA 4.0%
   Kookmin Bank ........................              Commercial Banks                          4,199,993           175,356,851
   KT Corp., ADR .......................   Diversified Telecommunication Services              10,635,200           202,281,504
   POSCO ...............................               Metals & Mining                            200,000            29,421,769
   Samsung Electronics Co. Ltd. ........  Semiconductors & Semiconductor Equipment                250,000           115,858,843
   SK Telecom Co. Ltd. .................     Wireless Telecommunication Services                  379,630            76,829,881
   SK Telecom Co. Ltd., ADR ............     Wireless Telecommunication Services                5,162,200           129,106,622
                                                                                                                ----------------
                                                                                                                    728,855,470
                                                                                                                ----------------
   SPAIN 2.3%
   Endesa SA ...........................             Electric Utilities                         7,000,000           136,985,451
   Iberdrola SA, Br. ...................             Electric Utilities                         2,000,000            41,250,947
   Repsol YPF SA .......................                  Oil & Gas                             6,000,000           123,007,343
a  Telefonica SA .......................   Diversified Telecommunication Services               7,200,000           116,924,071
                                                                                                                ----------------
                                                                                                                    418,167,812
                                                                                                                ----------------
   SWEDEN 1.4%
   Nordea Bank AB ......................              Commercial Banks                         15,740,000           108,891,486
   Nordea Bank AB, 144A ................              Commercial Banks                          4,267,000            29,519,693
   Securitas AB, B .....................       Commercial Services & Supplies                   7,064,990           108,192,803
                                                                                                                ----------------
                                                                                                                    246,603,982
                                                                                                                ----------------
   SWITZERLAND 5.9%
   Nestle SA ...........................                Food Products                           1,100,000           290,146,057
   Novartis AG .........................               Pharmaceuticals                          4,000,000           176,213,535
   Swiss Reinsurance Co. ...............                  Insurance                             3,000,000           215,897,012
   Syngenta AG .........................                  Chemicals                             2,517,000           174,498,524
   UBS AG ..............................               Capital Markets                          3,000,000           220,385,024
                                                                                                                ----------------
                                                                                                                  1,077,140,152
                                                                                                                ----------------
   UNITED KINGDOM 19.8%
   Abbey National PLC ..................              Commercial Banks                         28,377,762           255,418,290
   BAE Systems PLC .....................             Aerospace & Defense                       60,000,000           211,840,030
   BHP Billiton PLC ....................               Metals & Mining                         12,000,000           110,012,063
   BP PLC ..............................                  Oil & Gas                            42,000,000           337,301,661


16 |  Semiannual Report
PAGE

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

================================================================================================================================
                                                           INDUSTRY                              SHARES              VALUE
================================================================================================================================
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   Brambles Industries PLC .............       Commercial Services & Supplies                  35,000,035       $   136,076,967
   Cadbury Schweppes PLC ...............                Food Products                          25,784,830           212,461,066
   GlaxoSmithKline PLC .................               Pharmaceuticals                         15,000,000           312,053,447
   HSBC Holdings PLC ...................              Commercial Banks                          4,000,000            65,777,218
   J Sainsbury PLC .....................          Food & Staples Retailing                     46,000,000           255,460,703
   Lloyds TSB Group PLC ................              Commercial Banks                         26,000,000           216,043,426
   National Grid Transco PLC ...........     Multi-Utilities & Unregulated Power               32,000,000           255,358,634
   Pearson PLC .........................                    Media                              16,041,000           184,567,505
   Reuters Group PLC ...................                    Media                              15,000,000           108,842,906
   Rolls-Royce Group PLC ...............             Aerospace & Defense                       44,783,587           182,841,034
   Shell Transport & Trading Co. PLC ...                  Oil & Gas                            50,000,000           341,467,941
a  Shire Pharmaceuticals Group PLC .....               Pharmaceuticals                         11,000,000           111,612,694
   Smiths Group PLC ....................          Industrial Conglomerates                     15,000,000           185,394,822
   Standard Chartered PLC ..............              Commercial Banks                          9,000,000           154,996,752
                                                                                                                ----------------
                                                                                                                  3,637,527,159
                                                                                                                ----------------
   UNITED STATES 19.5%
   Abbott Laboratories .................               Pharmaceuticals                          4,000,000           171,200,000
   Albertson's Inc. ....................          Food & Staples Retailing                      6,000,000           148,440,000
   AmerisourceBergen Corp. .............      Health Care Providers & Services                  3,300,000           191,499,000
a  AT&T Wireless Services Inc. .........     Wireless Telecommunication Services               25,000,000           339,500,000
   Boeing Co. ..........................             Aerospace & Defense                        4,138,600           179,491,082
   Bowater Inc. ........................           Paper & Forest Products                      2,500,000           114,750,000
   Bristol-Myers Squibb Co. ............               Pharmaceuticals                         10,582,000           294,391,240
   Carnival Corp. ......................        Hotels Restaurants & Leisure                    1,600,000            70,992,000
   CIGNA Corp. .........................      Health Care Providers & Services                  2,687,700           148,979,211
   DTE Energy Co. ......................             Electric Utilities                           178,300             7,214,018
   Electronic Data Systems Corp. .......                 IT Services                            7,000,000           134,050,000
   Florida East Coast Industries Inc. ..                 Road & Rail                              470,546            16,497,343
   General Mills Inc. ..................                Food Products                           2,585,000           118,858,300
   H.J. Heinz Co. ......................                Food Products                           5,200,000           198,692,000
   HCA Inc. ............................      Health Care Providers & Services                    424,700            18,058,244
   International Paper Co. .............           Paper & Forest Products                      4,000,000           177,040,000
   Interpublic Group of Cos. Inc. ......                    Media                               2,856,900            48,424,455
a  Kroger Co. ..........................          Food & Staples Retailing                      9,545,000           183,454,900
a  Noble Corp. .........................         Energy Equipment & Services                    4,308,200           174,912,920
   Pepco Holdings Inc. .................             Electric Utilities                         3,718,727            79,022,948
   Pfizer Inc. .........................               Pharmaceuticals                          6,000,000           219,900,000
   SBC Communications Inc. .............   Diversified Telecommunication Services               4,400,000           105,644,000
   St. Joe Co. .........................                 Real Estate                            1,415,700            58,015,386
   Temple-Inland Inc. ..................           Containers & Packaging                         632,400            41,200,860
a  Time Warner Inc. ....................                    Media                               4,000,000            69,000,000
a  Toys R Us Inc. ......................              Specialty Retail                          1,062,000            16,673,400
   Waste Management Inc. ...............       Commercial Services & Supplies                   3,000,000            85,500,000
   Willis Group Holdings Ltd. ..........                  Insurance                             4,500,000           172,575,000
                                                                                                                ----------------
                                                                                                                  3,583,976,307
                                                                                                                ----------------
   TOTAL COMMON STOCKS (COST $12,493,972,367)                                                                    15,621,134,152
                                                                                                                ----------------


                                                          Semiannual Report | 17
PAGE

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

==============================================================================================================
                                                          INDUSTRY             SHARES              VALUE
==============================================================================================================
   PREFERRED STOCKS .8%
   BRAZIL
   Petroleo Brasileiro SA, ADR, pfd. .........            Oil & Gas             360,000       $    10,116,000
                                                                                              ----------------
   GERMANY .8%
   Volkswagen AG, pfd. .......................           Automobiles          4,499,990           144,253,745
                                                                                              ----------------
   TOTAL PREFERRED STOCKS
    (COST $185,573,642) ......................                                                    154,369,745
                                                                                              ----------------
                                                                          ==================
                                                                          PRINCIPAL AMOUNT b
                                                                          ==================
   BONDS & NOTES 3.6%
   AUSTRALIA .7%
   New South Wales Treasury Corp.,
    6.50%, 5/01/06 ...........................                              149,000,000 AUD       117,133,918
                                                                                              ----------------
   GERMANY 2.5%
   Federal Republic of Germany,
    4.50%, 8/18/06 ...........................                              350,000,000 EUR       456,161,550
                                                                                              ----------------
   NEW ZEALAND .4%
   Government of New Zealand,
    7.00%, 7/15/09 ...........................                               54,000,000 NZD        39,169,517
   New Zealand Government,
    6.50%, 2/15/06 ...........................                               55,900,000 NZD        39,000,455
                                                                                              ----------------
                                                                                                   78,169,972
                                                                                              ----------------
   TOTAL BONDS & NOTES (COST $451,079,594) ...                                                    651,465,440
                                                                                              ----------------
   SHORT TERM INVESTMENTS 10.6%
   BELGIUM .3%
   Government of Belgium, Strip,
    2.115%, 11/18/04 .........................                               50,000,000 EUR        61,210,597
                                                                                              ----------------
   FRANCE 1.2%
   French Treasury Bills, 1.85% to 4.08%,
    with maturities to 7/22/04 ...............                              133,000,000 EUR       164,277,077
   Government of France, Strip,
    1.983%, 5/13/04 ..........................                               50,000,000 EUR        61,861,306
                                                                                              ----------------
                                                                                                  226,138,383
                                                                                              ----------------
   GERMANY .9%
   Deutsche Bank AG, 2.00%, 3/01/04 ..........                               87,760,000 EUR       109,041,661
   German Treasury Bill, 2.06%, 5/12/04 ......                               50,000,000 EUR        61,861,536
                                                                                              ----------------
                                                                                                  170,903,197
                                                                                              ----------------
   NETHERLANDS .4%
   Dutch Treasury Bill, 2.10%, 3/31/04 .......                               50,000,000 EUR        62,010,455
                                                                                              ----------------
   UNITED KINGDOM .3%
   Bank of England, zero cpn., 5/13/04 .......                               50,000,000 EUR        61,882,959
                                                                                              ----------------


18 |  Semiannual Report

PAGE

Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)

==============================================================================================================
                                                                         PRINCIPAL AMOUNT b        VALUE
==============================================================================================================
   SHORT TERM INVESTMENTS (CONT.)
   UNITED STATES 7.5%
   U.S. Treasury Bills, 0.842% to 0.932%,
    with maturities to 5/27/04 ...............                           $1,371,395,000       $ 1,369,725,593
                                                                                              ----------------
   TOTAL SHORT TERM INVESTMENTS
    (COST $1,923,288,663) ....................                                                  1,951,871,184
                                                                                              ----------------
   TOTAL INVESTMENTS (COST $15,053,914,266)
    100.1% ...................................                                                 18,378,840,521
   OTHER ASSETS, LESS LIABILITIES (.1)% ......                                                    (15,247,953)
                                                                                              ----------------
   NET ASSETS 100.0% .........................                                                $18,363,592,568
                                                                                              ================

 CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | EUR - Euro
                           FIM - Finnish Markka | NZD - New Zealand Dollar


a Non-income producing.
b The principal amount is stated in U.S. dollars unless otherwise indicated.


                     Semiannual Report | See notes to financial statements. | 19 PAGE

Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)

Assets:
 Investments in securities:
  Cost .................................................       $15,053,914,266
                                                               ----------------
  Value ................................................        18,378,840,521
 Cash ..................................................             2,100,135
 Receivables:
  Investment securities sold ...........................            14,343,816
  Capital shares sold ..................................            48,920,935
  Dividends and interest ...............................            41,149,259
                                                               ----------------
      Total assets .....................................        18,485,354,666
                                                               ----------------
Liabilities:
 Payables:
  Investment securities purchased ......................            82,505,507
  Capital shares redeemed ..............................            19,494,263
  Affiliates ...........................................            16,976,371
 Other liabilities .....................................             2,785,957
                                                               ----------------
      Total liabilities ................................           121,762,098
                                                               ----------------
        Net assets, at value ...........................       $18,363,592,568
                                                               ================
Net assets consist of:
 Undistributed net investment income ...................       $   (51,105,730)
 Net unrealized appreciation (depreciation) ............         3,325,968,374
 Accumulated net realized gain (loss) ..................           412,402,569
 Capital shares ........................................        14,676,327,355
                                                               ----------------
        Net assets, at value ...........................       $18,363,592,568
                                                               ================


20 |  Semiannual Report

PAGE

Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 29, 2004 (unaudited)

CLASS A:
 Net assets, at value ......................................... $16,051,778,945
                                                                ----------------
 Shares outstanding ...........................................     741,915,662
                                                                ----------------
 Net asset value per share a ..................................          $21.64
                                                                ----------------
 Maximum offering price per share (Net asset value / 94.25%) ..          $22.96
                                                                ----------------
CLASS B:
 Net assets, at value ......................................... $   402,824,332
                                                                ----------------
 Shares outstanding ...........................................      18,898,850
                                                                ----------------
 Net asset value and maximum offering price per share a .......          $21.31
                                                                ----------------
CLASS C:
 Net assets, at value ......................................... $ 1,380,978,118
                                                                ----------------
 Shares outstanding ...........................................      65,056,425
                                                                ----------------
 Net asset value and maximum offering price per share a .......          $21.23
                                                                ----------------
CLASS R:
 Net assets, at value ......................................... $    45,029,166
                                                                ----------------
 Shares outstanding ...........................................       2,092,315
                                                                ----------------
 Net asset value and maximum offering price per share a .......          $21.52
                                                                ----------------
ADVISOR CLASS:
 Net assets, at value ......................................... $   482,982,007
                                                                ----------------
 Shares outstanding ...........................................      22,311,427
                                                                ----------------
 Net asset value and maximum offering price per share .........          $21.65
                                                                ----------------

a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 21 PAGE

Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the six months ended February 29, 2004 (unaudited)

Investment income:
 (Net of foreign taxes of $9,299,657)
 Dividends ..................................................................      $  111,589,397
 Interest ...................................................................          25,906,778
                                                                                   ---------------
      Total investment income ...............................................         137,496,175
                                                                                   ---------------
Expenses:
 Management fees (Note 3) ...................................................          49,177,946
 Administrative fees (Note 3) ...............................................           6,363,640
 Distribution fees (Note 3)
  Class A ...................................................................          17,955,914
  Class B ...................................................................           1,684,895
  Class C ...................................................................           6,069,307
  Class R ...................................................................              91,476
 Transfer agent fees (Note 3) ...............................................          11,155,000
 Custodian fees .............................................................           2,049,500
 Reports to shareholders ....................................................             602,900
 Registration and filing fees ...............................................             129,000
 Professional fees ..........................................................             116,900
 Directors' fees and expenses ...............................................             157,400
 Other ......................................................................             147,800
                                                                                   ---------------
      Total expenses ........................................................          95,701,678
                                                                                   ---------------
        Net investment income ...............................................          41,794,497
                                                                                   ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...............................................................         493,312,350
  Foreign currency transactions .............................................          10,746,614
                                                                                   ---------------
      Net realized gain (loss) ..............................................         504,058,964
 Net unrealized appreciation (depreciation) on:
  Investments ...............................................................       2,340,929,577
  Translation of assets and liabilities denominated in foreign currencies ...            (574,597)
                                                                                   ---------------
      Net unrealized appreciation (depreciation) ............................       2,340,354,980
                                                                                   ---------------
Net realized and unrealized gain (loss) .....................................       2,844,413,944
                                                                                   ---------------
Net increase (decrease) in net assets resulting from operations .............      $2,886,208,441
                                                                                   ===============


22 |  See notes to financial statements.  |  Semiannual Report

PAGE

Templeton Growth Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 29, 2004 (unaudited)
and the year ended August 31, 2003
                                                                                           ========================================
                                                                                            SIX MONTHS ENDED          YEAR ENDED
                                                                                            FEBRUARY 29, 2004      AUGUST 31, 2003
                                                                                           ========================================
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................................................  $    41,794,497       $   250,136,388
  Net realized gain (loss) from investments and foreign currency transactions .............      504,058,964           151,976,893
  Net unrealized appreciation (depreciation) on investments and translation of assets and
   liabilities denominated in foreign currencies ..........................................    2,340,354,980           985,926,499
                                                                                             --------------------------------------
      Net increase (decrease) in net assets resulting from operations .....................    2,886,208,441         1,388,039,780
Distributions to shareholders from:
 Net investment income:
  Class A .................................................................................     (320,673,765)         (244,598,042)
  Class B .................................................................................       (5,760,223)           (2,724,439)
  Class C .................................................................................      (20,147,039)          (12,624,079)
  Class R .................................................................................         (743,207)             (204,811)
  Advisor Class ...........................................................................       (5,422,646)           (2,379,816)
                                                                                             --------------------------------------
Total distributions to shareholders .......................................................     (352,746,880)         (262,531,187)
Capital share transactions (Note 2):
  Class A .................................................................................      790,915,673           326,612,716
  Class B .................................................................................       71,080,366            88,939,787
  Class C .................................................................................      124,474,132            84,919,852
  Class R .................................................................................       10,731,075            20,310,323
  Advisor Class ...........................................................................      302,542,604            27,200,279
                                                                                             --------------------------------------
Total capital share transactions ..........................................................    1,299,743,850           547,982,957
Redemption fees (Note 1g) .................................................................           20,269                14,830
       Net increase (decrease) in net assets ..............................................    3,833,225,680         1,673,506,380
Net assets:
 Beginning of period ......................................................................   14,530,366,888        12,856,860,508
                                                                                             --------------------------------------
 End of period ............................................................................  $18,363,592,568       $14,530,366,888
                                                                                             ======================================
Undistributed net investment income included in net assets:
 End of period ............................................................................  $   (51,105,730)      $   259,846,653
                                                                                             ======================================


                     Semiannual Report | See notes to financial statements. | 23 PAGE

Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.


24 |  Semiannual Report

PAGE

Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex- dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting year. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held 30 days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


                                                          Semiannual Report | 25
PAGE

Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


2. CAPITAL STOCK

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class of shares and its exchange privilege.

At February 29, 2004, there were 1.9 billion shares authorized ($0.01 par value), of which 1.2 billion shares were designated as Class A, 100 million shares as Class B, 400 million shares as Class C, 100 million shares as Class R, and 100 million shares as Advisor Class.

                                   ========================================================================
                                          FEBRUARY 29, 2004                       AUGUST 31, 2003
                                   ========================================================================
                                      SHARES             AMOUNT              SHARES             AMOUNT
                                   ------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................   84,300,692      $ 1,702,785,432       111,354,884      $ 1,837,694,341
 Shares issued in reinvestment
  of distributions ..............   14,025,642          267,010,708        13,138,355          206,272,476
 Shares redeemed ................  (58,734,403)      (1,178,880,467)     (105,632,985)      (1,717,354,101)
                                   ------------------------------------------------------------------------
 Net increase (decrease) ........   39,591,931      $   790,915,673        18,860,254      $   326,612,716
                                   ========================================================================
CLASS B SHARES:
 Shares sold ....................    4,009,326      $    78,785,710         6,805,348      $   111,090,081
 Shares issued in reinvestment
  of distributions ..............      281,840            5,277,164           161,304            2,499,842
 Shares redeemed ................     (652,709)         (12,982,508)       (1,557,186)         (24,650,136)
                                   ------------------------------------------------------------------------
 Net increase (decrease) ........    3,638,457      $    71,080,366         5,409,466      $    88,939,787
                                   ========================================================================
CLASS C SHARES:
 Shares sold ....................    9,368,066      $   183,652,367        12,806,211      $   208,138,873
 Shares issued in reinvestment
  of distributions ..............      944,697           17,612,703           720,715           11,118,293
 Shares redeemed ................   (3,896,484)         (76,790,938)       (8,459,122)        (134,337,314)
                                   ------------------------------------------------------------------------
 Net increase (decrease) ........    6,416,279      $   124,474,132         5,067,804      $    84,919,852
                                   ========================================================================
CLASS R SHARES:
 Shares sold ....................      776,702      $    15,422,415         1,420,208      $    23,373,682
 Shares issued in reinvestment
  of distributions ..............       39,133              741,180            13,043              204,221
 Shares redeemed ................     (273,353)          (5,432,520)         (199,354)          (3,267,580)
                                   ------------------------------------------------------------------------
 Net increase (decrease) ........      542,482      $    10,731,075         1,233,897      $    20,310,323
                                   ========================================================================
ADVISOR CLASS SHARES:
 Shares sold ....................   15,855,813      $   321,644,820         3,336,075      $    55,404,834
 Shares issued in reinvestment
  of distributions ..............      236,873            4,531,407           114,622            1,799,763
 Shares redeemed ................   (1,200,728)         (23,633,623)       (1,809,363)         (30,004,318)
                                   ------------------------------------------------------------------------
 Net increase (decrease) ........   14,891,958      $   302,542,604         1,641,334      $    27,200,279
                                   ========================================================================


26 |  Semiannual Report

PAGE

Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of the following entities:

===========================================================================================
  ENTITY                                                             AFFILIATION
===========================================================================================
  Templeton Global Advisers Ltd. (TGAL)                              Investment manager
  Franklin Templeton Services, LLC (FT Services)                     Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

================================================================================
  ANNUALIZED FEE RATE      NET ASSETS
================================================================================
        0.750%             First $200 million
        0.675%             Over $200 million, up to and including $1.3 billion
        0.600%             Over $1.3 billion

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

================================================================================
  ANNUALIZED FEE RATE      NET ASSETS
================================================================================
        0.150%             First $200 million
        0.135%             Over $200 million, up to and including $700 million
        0.100%             Over $700 million, up to and including $1.2 billion
        0.075%             Over $1.2 billion

The Fund reimburses Distributors up to 0.25%, 1.00%, 1.00% and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R shares, respectively for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 29, 2004, Distributors advised the Fund unreimbursed costs were $12,249,103.

Distributors has advised the fund it received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $771,027 and $78,852, respectively.

The Fund paid transfer agent fees of $11,155,000, of which $8,109,290 was paid to Investor Services.


                                                          Semiannual Report | 27
PAGE

Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


4. INCOME TAXES

At February 29, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................  $15,057,300,597
                                                              ----------------
Unrealized appreciation ....................................    3,769,491,103
Unrealized depreciation ....................................     (447,951,179)
                                                              ----------------
Net unrealized appreciation (depreciation) .................  $ 3,321,539,924
                                                              ================

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

At August 31, 2003, the Fund had tax basis capital losses of $87,777,851 which may be carried over to offset future captial gains. Such losses expire in 2011.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 29, 2004 aggregated $2,398,359,738 and $1,764,584,717, respectively.


6. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class and derivative lawsuits related to the matter described above, as well as actions seeking the return of certain management and other fees to the Fund. The Fund's management believes that the claims made in the lawsuits are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.


28 |  Semiannual Report

PAGE

Templeton Growth Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


6. REGULATORY MATTERS (CONTINUED)

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against affiliate of the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. The Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                          Semiannual Report | 29
PAGE

Templeton Growth Fund, Inc.

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


30 |  Semiannual Report
PAGE

                       This page intentionally left blank.
PAGE

                       This page intentionally left blank.
PAGE

Literature Request

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama                     Michigan 8
Arizona                     Minnesota 8
California 9                Missouri
Colorado                    New Jersey
Connecticut                 New York 9
Florida 9                   North Carolina
Georgia                     Ohio 8
Kentucky                    Oregon
Louisiana                   Pennsylvania
Maryland                    Tennessee
Massachusetts 8             Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2.The fund is only open to existing shareholders as well as select retirement plans.

3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8.Portfolio of insured municipal securities.

9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


02/04                                          Not part of the semiannual report


PAGE

[LOGO OMITTED]
FRANKLIN(R)TEMPLETON(R)                  One Franklin Parkway
    INVESTMENTS                          San Mateo, CA 94403-1906


[ ] WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
    Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GROWTH FUND, INC.


INVESTMENT MANAGER

Templeton Global Advisors Limitied


PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a current Templeton Growth Fund, Inc. prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. To obtain a prospectus, which contains this and other information, talk to your financial advisor, call us at 1-800/DIAL BEN(R) (1-800/342-5236) or visit franklintempleton.com. Please read the prospectus carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


101 S2004 04/04



ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE FRED R. MILLSAPS AND FRANK A. OLSON, WHO ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS  N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASERS.   N/A


ITEM 9. SUBMISSTION OF MATTERS OF A VOTE SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   April 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date    April 30, 2004


By /s/DIOMEDES LOO-TAM
Chief Financial Officer
Date  April 30, 2004